Interim Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares NIS 0.01 par value [Member]		Treasury Shares [Member]	Additional paid-in capital [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Retained earnings [Member]	Total
Balance, value at Dec. 31, 2023	$ 176		$ (1,898)	$ 200,389	$ 129	$ 277,352	$ 476,148
Balance, shares at Dec. 31, 2023	46,993,998		(2,092,376)
Share-based compensation expense	$ 0		$ 0	7,198	0	0	7,198
Exercise of share options and RSUs	$ 1		$ 0	28	0	0	29
Exercise of share options and RSUs, shares	416,316		0
Unrealised gain on investments	$ 0		$ 0	0	(663)	0	(663)
Dividend paid	0		0	0	0	(60,045)	(60,045)
Deferred tax expense							0
Net income	0		0	0	0	52,763	52,763
Balance, value at Jun. 30, 2024	$ 177		$ (1,898)	207,615	(534)	270,070	475,430
Balance, shares at Jun. 30, 2024	47,410,314		(2,092,376)
Balance, value at Dec. 31, 2023	$ 176		$ (1,898)	200,389	129	277,352	476,148
Balance, shares at Dec. 31, 2023	46,993,998		(2,092,376)
Share-based compensation expense							14,501
Unrealised gain on investments							(558)
Deferred tax expense							632
Net income							118,515
Balance, value at Dec. 31, 2024	$ 177		$ (1,898)	214,931	203	335,822	$ 549,235
Balance, shares at Dec. 31, 2024	47,541,682		(2,092,376)				45,449,306
Balance, value at Jun. 30, 2024	$ 177		$ (1,898)	207,615	(534)	270,070	$ 475,430
Balance, shares at Jun. 30, 2024	47,410,314		(2,092,376)
Share-based compensation expense	$ 0		$ 0	7,303	0	0	7,303
Exercise of share options and RSUs		[1]	$ 0	13	0	0	13
Exercise of share options and RSUs, shares	131,368		0
Unrealised gain on investments	$ 0		$ 0	0	105	0	105
Deferred tax expense	0		0	0	632	0	632
Net income	0		0	0	0	65,752	65,752
Balance, value at Dec. 31, 2024	$ 177		$ (1,898)	214,931	203	335,822	$ 549,235
Balance, shares at Dec. 31, 2024	47,541,682		(2,092,376)				45,449,306
Share-based compensation expense	$ 0		$ 0	8,275	0	0	$ 8,275
Exercise of share options and RSUs	$ 1		$ 0	0	0	0	1
Exercise of share options and RSUs, shares	253,139		0
Unrealised gain on investments	$ 0		$ 0	0	967	0	967
Deferred tax expense							0
Net income	0		0	0	0	68,006	68,006
Balance, value at Jun. 30, 2025	$ 178		$ (1,898)	$ 223,206	$ 1,170	$ 403,828	$ 626,484
Balance, shares at Jun. 30, 2025	47,794,821		(2,092,376)				45,702,445

[1]	Represents an amount less than $1 thousand